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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06/30/09

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:237 Park Avenue, Suite 900,
   	New York, NY 10017



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY			14 August 2009
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 37,013,456
Form 13F Information Table Value Total: $ 209,943,039



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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06/30/2009                                          	1

USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)
ALTERNATIVE ASSET MGMT ACQ 	COM		02149U101	 9,870,387 	 1,010,275 	 X
ATLAS ACQUISITION HLDGS CORP 	COM		049162100	 149,730 	 15,500 	 X
AXSYS TECHNOLOGIES INC 		COM		054615109	 6,136,416 	 114,400 	 X
BORLAND SOFTWARE CORP 		NOTE 2.750% 2/1	099849AB7	 10,920,000 	 11,200,000 	 X
BORLAND SOFTWARE CORP		COM		099849101	 1,157,741 	 897,474 	 X
BPW ACQUISITION CORP		COM		055637102	 7,664 	 	 800 	 	 X
CAPITOL ACQUISITION CORP DEL	COM		14055E104	 1,273,671 	 130,767 	 X
CAVALIER HOMES INC		COM		149507105	 34,229 	 12,538 	 X
CENTEX CORP			COM		152312104	 6,979,500 	 825,000 	 X
CITIGROUP INC			PUT		172967951	 3,799,326 	 17,309 	 X
CITIGROUP INC			PUT		172967951	 1,717,065 	 7,245 	   	 X
D & E COMMUNICATIONS INC	COM		232860106	 1,438,000 	 140,567 	 X
DATA DOMAIN INC			COM		23767P109	 3,157,915 	 94,605 	 X
EMBARQ CORP			COM		29078E105	 9,206,715 	 218,900 	 X
ENTERPRISE ACQUISITION CORP	COM		29365R108	 6,385,051 	 654,206 	 X
ENTRUST INC			COM		293848107	 649,714 	 358,958 	 X
FOUNDATION COAL HLDGS INC	COM		35039W100	 4,851,786 	 172,600 	 X
GLOBAL BRANDS ACQUISITION CO	COM		378982102	 6,086,877 	 624,936 	 X
GLOBAL CONSUMER ACQST CORP	COM		378983100	 6,930,277 	 717,420 	 X
HICKS ACQUISITION CO I INC	COM		429086309	 10,873,142 	 1,133,800 	 X
HIGHLANDS ACQUISITION CORP	COM		430880104	 3,194,344 	 327,625 	 X
INTER ATLANTIC FINANCIAL INC	COM		45890H100	 102,049 	 13,100 	 X
IPC HLDGS LTD			ORD		G4933P101	 3,658,639 	 133,820 	 X
KBL HEALTHCARE ACQUIS CORP I	COM		48241N107	 4,908,708 	 634,200 	 X
LIBERTY ACQUISITION HLDGS CO	COM		53015Y107	 5,218,170 	 575,957 	 X
LIBERTY MEDIA CORP NEW		ENT COM SER A	53071M500	 4,415,913 	 165,390 	 X
MERCK & CO INC			CALL		589331907	 319,140 	 1,182 		 X
NETAPP INC			PUT		64110D954	 23,680 	 296 		 X
NOVA CHEMICALS CORP		COM		66977W109	 4,850,200 	 817,909 	 X
NRDC ACQUISITION CORP		COM		62941R102	 6,343,481 	 654,642 	 X
PETRO-CANADA			COM		71644E102	 5,674,634 	 147,700 	 X
PROSPECT ACQUISITION CORP	COM		74347T103	 152,844 	 15,806 	 X
SAPPHIRE INDUSTRIALS CORP	COM		80306T109	 7,307,706 	 747,974 	 X
SCHERING PLOUGH CORP		PFD CONV MAN07	806605705	 5,434,679 	 23,973 	 X
SECURE AMER ACQUISITION CORP	COM		81372L103	 200,779 	 25,907 	 X
SIRF TECHNOLOGY HLDGS INC	COM		82967H101	 879,198 	 206,075 	 X
SP ACQUISITION HOLDINGS INC	COM		78470A104	 9,068,524 	 936,831 	 X
SPORTS PPTYS ACQUISITION	COM		84920F107	 4,639,605 	 479,298 	 X
SUMTOTAL SYS INC		COM		866615107	 6,766,737 	 1,406,806 	 X
SUN MICROSYSTEMS INC		COM NEW		866810203	 5,005,686 	 542,916 	 X
TD AMERITRADE HLDG CORP		COM		87236Y108	 228 	 	 13 		 X
THOMSON REUTERS PLC		SPONSORED ADR	885141101	 434,663 	 2,533 		 X
TRIAN ACQUISITION I CORP	COM		89582E108	 924,424 	 96,596 	 X
TRIPLECROWN ACQUISITION CORP	COM		89677G109	 725,760 	 75,600 	 X
TWEEN BRANDS INC		COM		901166108	 2,118,983 	 317,213 	 X
UNITED REFINING ENERGY CORP	COM		911360105	 4,247,586 	 434,758 	 X
VIGNETTE CORP			COM NEW		926734401	 8,758,939 	 666,079 	 X
WIND RIVER SYSTEMS INC		COM		973149107	 5,054,513 	 441,057 	 X
WYETH				DBCV 1/1	983024AD2	 8,542,222 	 8,569,000 	 X
WYETH				COM		983024100	 9,345,801 	 205,900 	 X





			 					$209,943,039 	37,013,456



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